Intangible Assets - Amortizable Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Gross	$ 3,111	$ 2,781	$ 527
Accumulated Amortization	(770)	(489)	(17)
Net	2,341	2,292	510
Developed Technology
Intangible Assets
Gross	1,300	1,300
Accumulated Amortization	(586)	(370)
Net	714	930
Customer Relationships
Intangible Assets
Gross	400	400
Accumulated Amortization	(108)	(68)
Net	292	332
Trade Name
Intangible Assets
Gross	60	60
Accumulated Amortization	(41)	(26)
Net	19	34
Patent
Intangible Assets
Gross	1,351	1,021	527
Accumulated Amortization	(35)	(25)	(17)
Net	$ 1,316	$ 996	$ 510